Execution Copy

INVESCO PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

AMENDED AND RESTATED

STATEMENT OF PREFERENCES OF

VARIABLE RATE MUNI TERM PREFERRED SHARES

(with respect to Series 2015/6-VPV and any series subsequently added by Appendix)

INVESCO PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

AMENDED AND RESTATED

STATEMENT OF PREFERENCES OF

VARIABLE RATE MUNI TERM PREFERRED SHARES

Effective May 31, 2019

Invesco Pennsylvania Value Municipal Income Trust (the “Fund”), a Delaware statutory trust, hereby certifies that:

RECITALS

FIRST: The Fund is authorized under Article II of the Fund’s Amended and Restated Agreement and Declaration of Trust, dated as of June 13, 2017, as amended (which, as hereafter restated or amended from time to time, is herein called the “Declaration”), to issue an unlimited number of Preferred Shares (as defined below), having such par value as shall be set forth in a written instrument or resolutions adopted by the Board of Trustees.

SECOND: Pursuant to the authority expressly vested in the Board of Trustees by Article II of the Declaration, the Board of Trustees has, by resolution, authorized the issuance of Preferred Shares, no par value per share, of the Fund, such shares to be classified as Variable Rate Muni Term Preferred Shares (“VMTP”), and such VMTP to be issued in one or more series (each such series, a “Series”). The terms related to a Series may be set forth in this Statement through an Appendix (as defined below) attached hereto or in a separate Statement.

THIRD: The Fund previously issued (i) 1,301 VMTP Shares, Series 2015/6-VPV (the “Series 2015/6 VMTP Shares”) pursuant to a Statement of Preferences of Variable Rate Muni Term Preferred Shares, Series 2015/6-VPV, dated August 27, 2012 and (ii) 75 Series 2015/6 VMTP Shares pursuant to Amendment No. 4, dated June 1, 2017, to the Statement of Preferences of Variable Rate Muni Term Preferred Shares, Series 2015/6-VPV (as amended, the “Series 2015/6 VMTP Statement of Preferences”).

FOURTH: In connection with a transfer of the Series 2015-6 VMTP Shares, the Board of Trustees has determined that it is in the best interest of the Fund to amend and restate the Series 2015/6 VMTP Statement of Preferences on the terms and as set forth herein, and has approved this Amended and Restated Statement of Preferences of Variable Rate Muni Term Preferred Shares (as so amended and restated, this “Statement”) and the Beneficial Owner of the Outstanding VMTP Shares has consented in writing to this Statement.

FIFTH: The number of shares, preferences, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, of each Series of VMTP subject to this Statement, as now or hereafter authorized by the Board of Trustees, are set forth in this Statement, as modified, amended or supplemented in an appendix to this Statement (each an “Appendix” and collectively the “Appendices”) specifically relating to such Series (each such Series being referred to herein as a “Series of VMTP Shares,” “VMTP Shares of a Series” or a “Series”), and shares of all such Series subject to this Statement being referred to herein individually as a “VMTP Share” and collectively as the “VMTP Shares”).

DEFINITIONS

1.1    Definitions. Unless the context or use indicates another or different meaning or intent and except with respect to any Series as specifically provided in the Appendix applicable to such Series, each of the following terms when used in this Statement shall have the meaning ascribed to it below, whether such term is used in the singular or plural and regardless of tense:

“1940 Act” means the Investment Company Act of 1940, as amended, or any successor statute.

“1940 Act Asset Coverage” means “asset coverage,” as defined for purposes of Section 18(h) of the 1940 Act, of at least 200% with respect to all outstanding senior securities of the Fund which are shares of stock for purposes of the 1940 Act, including all outstanding VMTP Shares (or such other asset coverage as may in the future be specified in or under the 1940 Act or by rule, regulation or order of the United States Securities and Exchange Commission as the minimum asset coverage for senior securities which are shares of stock of a closed-end investment company).

“Additional Amount Payment” means a payment to a Holder (other than a Pennsylvania Holder) of VMTP Shares of an amount which, when taken together with the aggregate amount of Taxable Allocations made to such Holder to which such Additional Amount Payment relates, would cause such Holder’s dividends in dollars (after federal income tax consequences) from the aggregate of such Taxable Allocations and the related Additional Amount Payment to be equal to the dollar amount of the dividends that would have been received by such Holder if the amount of such aggregate Taxable Allocations would have been excludable (for federal income tax purposes) from the gross income of such Holder. Such Additional Amount Payment shall be calculated (i) without consideration being given to the time value of money; (ii) assuming that no Holder of VMTP Shares is subject to the federal alternative minimum tax with respect to dividends received from the Fund; and (iii) assuming that each Taxable Allocation and each Additional Amount Payment (except to the extent such Additional Amount Payment is reported as an exempt-interest dividend for purposes of Section 852(b)(5) of the Code) would be taxable in the hands of each Holder of VMTP Shares at the maximum marginal regular federal individual income tax rate (taking account of the tax imposed under Section 1411 of the Code or any successor provision) applicable to ordinary income or net capital gain, as applicable, or the maximum marginal regular federal corporate income tax rate applicable to ordinary income or net capital gain, as applicable, whichever is greater, in effect at the time such Additional Amount Payment is paid.

“Additional Pennsylvania Amount Payment” means a payment to a Pennsylvania Holder of VMTP Shares of an amount which, when taken together with the aggregate amount of Taxable Allocations made to such Pennsylvania Holder to which such Additional Pennsylvania Amount Payment relates, would cause such Pennsylvania Holder’s dividends in dollars (after federal income tax, and after Pennsylvania State individual income tax consequences in respect of both the Taxable Allocations and Additional Pennsylvania Amount Payment) from the aggregate of such Taxable Allocations and the related Additional Pennsylvania Amount Payment to be equal to the dollar amount of the dividends that would have been received by such Pennsylvania Holder if the amount of such aggregate Taxable Allocations would have been excludable (for federal income tax purposes and Pennsylvania State individual income tax purposes) from the gross income of such Pennsylvania Holder. Such Additional Pennsylvania Amount Payment shall be calculated (i) without consideration being given to the time value of money; (ii) assuming that no Pennsylvania Holder of VMTP Shares is subject to the federal alternative minimum tax with respect to dividends received from the Fund; (iii) only taking into account the regular federal income tax (and the tax imposed under Section 1411 of the Code or any successor provision), and Pennsylvania State individual income tax with respect to dividends received from the Fund (that is, without giving effect to any other Pennsylvania State tax or any other federal tax based on income); and (iv) assuming that each Taxable Allocation and each Additional Pennsylvania Amount Payment (except to the extent such Additional Pennsylvania Amount Payment is reported as an exempt-interest dividend for purposes of Section 852(b)(5) of the Code) would be taxable in the hands of each Pennsylvania Holder of VMTP Shares at the maximum marginal combined regular federal income tax rate and Pennsylvania State individual income tax rate (taking account of the federal income tax deductibility of state and local taxes paid or incurred and the tax imposed under Section 1411 of the Code or any successor provision) applicable to ordinary income or net capital gains, as applicable, or the maximum marginal regular federal corporate income tax rate applicable to ordinary income or net capital gains, as applicable, whichever is greater, in effect at the time such Additional Pennsylvania Amount Payment is paid.

“Adviser” means Invesco Advisers, Inc., a Delaware corporation, or such other entity as shall be then serving as the investment adviser of the Fund, and shall include, as appropriate, any sub-adviser duly appointed by the Adviser.

“Agent Member” means a Person with an account at the Securities Depository that holds one or more VMTP Shares through the Securities Depository, directly or indirectly, for a Beneficial Owner and that will be authorized and instructed, directly or indirectly, by a Beneficial Owner to disclose information to the Redemption and Paying Agent with respect to such Beneficial Owner.

“Appendices” and “Appendix” shall have the respective meanings as set forth in the Recitals of this Statement.

“Applicable Spread” means, with respect to any Rate Period for any Series of VMTP Shares, the percentage per annum set forth opposite the applicable credit rating most recently assigned to such Series by the Rating Agency in the table below on the Rate Determination Date for such Rate Period:

Long-Term Ratings*

Fitch	Applicable Percentage**
AAA to A-	0.95%
BBB+ to BBB-	2.45%
below BBB-	3.95	%***

*	And/or the equivalent ratings of an Other Rating Agency then rating the VMTP Shares utilizing the highest of the ratings of the Rating Agencies then rating the VMTP Shares.
**	Unless an Increased Rate Period is in effect and is continuing, in which case the Applicable Spread shall be 5.95%.
***	To the extent a Rating Event has occurred and is continuing with respect to any Series, as provided in Section 2.5(b)(iii), the Fund shall be required to redeem the VMTP Shares of such Series.

“Asset Coverage” means “asset coverage” of a class of senior security which is a stock, as defined for purposes of Section 18(h) of the 1940 Act as in effect on the date hereof, determined on the basis of values calculated as of a time within 48 hours (only including Business Days) next preceding the time of such determination.

“Banks” shall have the meaning as set forth in Section 2.18(a).

“Below Investment Grade” means, with respect any Series of VMTP Shares and as of any date, the following ratings with respect to each Rating Agency (to the extent it is a Rating Agency on such date):

(i)    lower than BBB-, in the case of Fitch;

(ii)    lower than an equivalent long-term credit rating to that set forth in clause (i), in the case of any Other Rating Agency; and

(iii)    unrated, if no Rating Agency is rating the VMTP Shares.

“Beneficial Owner” means a Person in whose name VMTP Shares of any Series are recorded as beneficial owner of such VMTP Shares by the Securities Depository, an Agent Member or other securities intermediary on the records of such Securities Depository, Agent Member or securities intermediary, as the case may be.

“Board of Trustees” means the Board of Trustees of the Fund or any duly authorized committee thereof as permitted by applicable law.

“Business Day” means any day (a) other than a day on which commercial banks in The City of New York, New York are required or authorized by law or executive order to close and (b) on which the New York Stock Exchange is not closed.

“By-Laws” means the By-Laws of the Fund as amended from time to time.

“Closed-End Funds” shall have the meaning as set forth in Section 2.18(a).

“Code” means the Internal Revenue Code of 1986, as amended.

“Common Shares” means the common shares of beneficial interest, no par value per share, of the Fund.

“Conditional Acceptance” shall have the meaning as set forth in Section 2.5(a)(ii)(B).

“Cure Date” means, with respect to any failure by the Fund to comply with the provisions of Section 2.5(b)(i) or with respect to the occurrence of a Rating Event as described in Section 2.5(b)(iii), the first Business Day that is at least thirty (30) calendar days following the Business Day on which non-compliance with Section 2.5(b)(i) or the occurrence of such Rating Event, as applicable, first occurs.

“Custodian” means a bank, as defined in Section 2(a)(5) of the 1940 Act, that has the qualifications prescribed in paragraph 1 of Section 26(a) of the 1940 Act, or such other entity as shall be providing custodian services to the Fund as permitted by the 1940 Act or any rule, regulation, or order thereunder, and shall include, as appropriate, any similarly qualified sub-custodian duly appointed by the Fund.

“Custodian Agreement” means any Custodian Agreement by and between the Custodian and the Fund.

“Declaration” shall have the meaning as set forth in the Recitals of this Statement.

“Default” shall mean a Dividend Default or a Redemption Default.

“Deposit Securities” means, as of any date, any United States dollar-denominated security or other investment of a type described below that either (i) is a demand obligation payable to the holder thereof on any Business Day or (ii) has a maturity date, mandatory redemption date or mandatory payment date, on its face or at the option of the holder, preceding the relevant Redemption Date, Dividend Payment Date or other payment date in respect of which such security or other investment has been deposited or set aside as a Deposit Security:

(1)    cash or any cash equivalent;

(2)    any U.S. Government Obligation;

(3)    any Municipal Security that has a credit rating from at least one NRSRO that is the highest applicable rating generally ascribed by such NRSRO to Municipal Securities with substantially similar terms as of the date of this Statement (or such rating’s future equivalent), including (A) any such Municipal Security that has been pre-refunded by the issuer thereof with the proceeds of such refunding having been irrevocably deposited in trust or escrow for the repayment thereof and (B) any such fixed or variable rate Municipal Security that qualifies as an eligible security under Rule 2a-7 under the 1940 Act;

(4)    any investment in any money market fund registered under the 1940 Act that qualifies under Rule 2a-7 under the 1940 Act, or similar investment vehicle described in Rule 12d1-1(b)(2) under the 1940 Act, that invests principally in Municipal Securities or U.S. Government Obligations or any combination thereof; or

(5)    any letter of credit from a bank or other financial institution that has a credit rating from at least one NRSRO that is the highest applicable rating generally ascribed by such NRSRO to bank deposits or short-term debt of similar banks or other financial institutions as of the date of this Statement (or such rating’s future equivalent).

“Dividend Default” shall have the meaning as set forth in Section 2.2(g)(i).

“Dividend Default Cure Date” means, with respect to any Series of VMTP Shares, the date that is 180 days from, and including, the first calendar day on which the applicable Dividend Default first occurs.

“Dividend Payment Date” means, with respect to any Series, the first Business Day of each calendar month that any shares of such Series are outstanding; provided, however, that with respect to any Series for which the first Dividend Period, as specified in the Appendix relating to such Series, is longer than one month, the first Dividend Payment Date for such Series shall be the first Business Day of the calendar month immediately following the end of such Dividend Period.

“Dividend Period” means, with respect to any Series, the Dividend Period for such Series set forth in the Appendix for such Series.

“Dividend Rate” means, with respect to any Rate Period for a Series of VMTP Shares and subject to the adjustment described in Section 2.10(a), the Index Rate for such Rate Period plus the Applicable Spread for such Rate Period; provided, however, that with respect to any Increased Rate Period, the Dividend Rate shall mean the Increased Rate for such Increased Rate Period; and provided further that the Dividend Rate for any Rate Period shall in no event exceed the Maximum Rate.

“Effective Date” means, with respect to any Series, the date specified as the Effective Date for such Series in the Appendix for such Series.

“Effective Leverage Ratio” shall have the meaning as set forth in Section 2.4(d).

“Electronic Means” means email transmission, facsimile transmission or other similar electronic means of communication providing evidence of transmission (but excluding online communications systems covered by a separate agreement) acceptable to the sending party and the receiving party, in any case if operative as between any two parties, or, if not operative, by telephone (promptly confirmed by any other method set forth in this definition), which, in the case of notices to the Redemption and Paying Agent and the Custodian, shall be sent by such means to each of its representatives set forth in the Redemption and Paying Agent Agreement and the Custodian Agreement, respectively.

“Exchange Act” means the U.S. Securities Exchange Act of 1934, as amended.

“Fitch” means Fitch Ratings, a part of the Fitch Group, and any successor or successors thereto.

“Fund” shall have the meaning as set forth in the Preamble to this Statement.

“Holder” means, with respect to the VMTP Shares of any Series or any other security issued by the Fund, a Person in whose name such security is registered in the registration books of the Fund maintained by the Redemption and Paying Agent or otherwise.

“Increased Rate” means, with respect to any Increased Rate Period for a Series of VMTP Shares, the Index Rate for such Rate Period plus an Applicable Spread of 5.95%.

“Increased Rate Period” shall have the meaning as set forth in Section 2.2(g)(i).

“Index Rate” means, with respect to any Rate Period for a Series of VMTP Shares, (i) the SIFMA Municipal Swap Index made available by 5:00 p.m., New York City time, on the Rate Determination Date for such Rate Period or (ii) except as otherwise provided in the definition of “SIFMA Municipal Swap Index,” if such index is not made available by 5:00 p.m., New York City time, on such date, the SIFMA Municipal Swap Index as determined on the previous Rate Determination Date; provided, however, that if the SIFMA Municipal Swap Index is less than (0), the SIFMA Municipal Swap Index will be deemed to be zero (0) for purposes of the definition of “Index Rate.”

“Initial Rate Period” means, with respect to the VMTP Shares of any Series, the Initial Rate Period as set forth in the Appendix for such Series.

“Liquidation Preference” means, with respect to any Series, the amount specified as the liquidation preference per share for that Series in the Appendix for such Series.

“Liquidity Account Initial Date” means, with respect to any Series, the date designated as the Liquidity Account Initial Date in the Appendix for such Series.

“Liquidity Account Investments” means Deposit Securities or any other security or investment owned by the Fund that is rated not less than A3 by Moody’s, A- by Standard & Poor’s, A- by Fitch or an equivalent rating by any other NRSRO (or any such rating’s future equivalent).

“Liquidity Requirement” shall have the meaning as set forth in Section 2.11(b).

“Mandatory Redemption Price” shall have the meaning as set forth in Section 2.5(b)(i)(A).

“Market Value” of any asset of the Fund means the indication of value thereof determined by an independent third-party pricing service designated pursuant to the Fund’s valuation policies and procedures approved from time to time by the Board of Trustees for use in connection with the determination of the Fund’s net asset value. The pricing service values portfolio securities at the mean between the quoted bid and asked price or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques or a matrix system, or both, to determine valuations.

“Maximum Rate” means 15% per annum.

“Moody’s” means Moody’s Investors Service, Inc. and any successor or successors thereto.

“Municipal Securities” means municipal bonds, municipal securities (including, without limitation, municipal notes and municipal commercial paper) or other instruments, the underlying obligations or reference obligations of which, are one or more municipal bonds or municipal securities, in any case in which the Fund may invest for purposes of satisfying its policy of investing in municipal securities pursuant to its investment policies and procedures.

“Non-Call Period” means, with respect to any Series of VMTP Shares, the period, if any, during which VMTP Shares of such Series shall not be subject to redemption at the option of the Fund, as set forth in the Appendix for such Series.

“Notice of Redemption” shall have the meaning as set forth in Section 2.5(d).

“Notice of Taxable Allocation” shall have the meaning as set forth in Section 2.10(a).

“NRSRO” means (a) each of Fitch, Moody’s and Standard & Poor’s so long as such Person is a nationally recognized statistical rating organization within the meaning of Section 3(a)(62) of the Exchange Act and (b) any other nationally recognized statistical rating organization within the meaning of Section 3(a)(62) of the Exchange Act that is not an “affiliated person” (as defined in Section 2(a)(3) of the 1940 Act) of the Fund.

“Optional Redemption Date” shall have the meaning as set forth in Section 2.5(c)(i).

“Optional Redemption Premium” means, with respect to any Series, the premium, if any, payable by the Fund upon the redemption of VMTP Shares of such Series at the option of the Fund, as set forth in the Appendix for such Series.

“Optional Redemption Price” shall have the meaning as set forth in Section 2.5(c)(i).

“Other Rating Agency” means each Rating Agency, if any, other than Fitch then providing a rating for the VMTP Shares pursuant to the request of the Fund.

“Outstanding” means, as of any date with respect to VMTP Shares of any Series, the number of VMTP Shares of such Series theretofore issued by the Fund except (without duplication):

(a)    any shares of such Series theretofore exchanged, cancelled, retired or redeemed or delivered to the Redemption and Paying Agent for cancellation or redemption in accordance with the terms hereof;

(b)    any shares of such Series as to which the Fund shall have given a Notice of Redemption and irrevocably deposited with the Redemption and Paying Agent sufficient Deposit Securities to redeem such shares in accordance with Section 2.5; and

(c)    any shares of such Series as to which the Fund shall be the Holder or the Beneficial Owner.

“Pennsylvania Holder” means, solely for purposes of the definition of “Additional Pennsylvania Amount Payment” and Section 2.10 hereof, (i) a Holder who is a natural person subject to Pennsylvania State taxation on his or her income; or (ii) a Holder, other than a natural person, that seeks to pay dividends (or make other distributions or allocations of income) that are exempt from Pennsylvania State income tax. For all other purposes, a “Pennsylvania Holder” means a “Holder.”

“Person” means and includes an individual, a partnership, a trust, a corporation, a limited liability company, an unincorporated association, a joint venture or other entity or a government or any agency or political subdivision thereof.

“Preferred Shares” means the authorized preferred shares of beneficial interest, no par value per share, of the Fund, including VMTP Shares of each Series, shares of any other series of preferred shares now or hereafter issued by the Fund, and any other shares of beneficial interest hereafter authorized and issued by the Fund of a class having priority over any other class as to distribution of assets or payments of dividends.

“Purchase Agreement” means (i) with respect to the initial Series of VMTP Shares subject to this Statement, the Variable Rate Muni Term Preferred Shares Purchase Agreement dated as of May 31, 2019 by and between the Fund and Banc of America Preferred Funding Corporation and (ii) with respect to any subsequent Series of VMTP Shares issued pursuant to this Statement, the purchase agreement or other similar agreement for the VMTP Shares of such Series (if any) specified in the Appendix for such Series.

“Rate Determination Date” means, with respect to the Initial Rate Period for any Series of VMTP Shares, the day immediately preceding the Effective Date of such Series, and with respect to any Subsequent Rate Period for any Series of VMTP Shares, the last day of the immediately preceding Rate Period for such Series or, if such day is not a Business Day, the next succeeding Business Day; provided, however, that the next succeeding Rate Determination Date will be determined without regard to any prior extension of a Rate Determination Date to a Business Day.

“Rate Period” means, with respect to any Series of VMTP Shares, the Initial Rate Period and any Subsequent Rate Period of the VMTP Shares of such Series.

“Rating Agencies” means, as of any date and in respect of a Series of VMTP Shares, (i) Fitch and (ii) any Other Rating Agency designated as a Rating Agency on such date in accordance with Section 2.7. Fitch has initially been designated as the Rating Agency for purposes of the VMTP Shares. In the event that at any time any Rating Agency (i) ceases to be a Rating Agency for purposes of any Series of VMTP Shares and such Rating Agency has been replaced by an Other Rating Agency in accordance with Section 2.7, any references to any credit rating of the replaced Rating Agency in this Statement or any Appendix shall be deleted for purposes hereof as provided below and shall be deemed instead to be references to the equivalent credit rating of the Other Rating Agency that has replaced such Rating Agency as of the most recent date on which such replacement Other Rating Agency published credit ratings for such Series of VMTP Shares or (ii) designates a new rating definition for any credit rating of such Rating Agency with a corresponding replacement rating definition for such credit rating of such Rating Agency, any references to such replaced rating definition of such Rating Agency contained in this Statement or any Appendix shall instead be deemed to be references to such corresponding replacement rating definition. In the event that at any time the designation of any Rating Agency as a Rating Agency for purposes of any Series of VMTP Shares is terminated in accordance with Section 2.7, any rating of such terminated Rating Agency, to the extent it would have been taken into account in any of the provisions of this Statement or the Appendix for such Series, shall be disregarded, and only the ratings of the then-designated Rating Agencies for such Series shall be taken into account for purposes of this Statement and such Appendix.

“Rating Agency Guidelines” means the guidelines of any Rating Agency, as they may be amended or modified from time to time, compliance with which is required to cause such Rating Agency to continue to issue a rating with respect to a Series of VMTP Shares for so long as such Series is Outstanding.

“Rating Event” means, with respect to any Series, the receipt by the Fund of notice from at least one of the Rating Agencies then rating the VMTP Shares of such Series, that the applicable credit rating most recently assigned to such Series by any such Rating Agency is Below Investment Grade.

“Redemption and Paying Agent” means, with respect to any Series, Deutsche Bank Trust Company Americas and its successors or any other redemption and paying agent appointed by the Fund with respect to such Series.

“Redemption and Paying Agent Agreement” means, with respect to any Series, the Redemption and Paying Agent Agreement dated as of May 8, 2012, as amended or supplemented.

“Redemption Date” shall have the meaning as set forth in Section 2.5(d).

“Redemption Default” shall have the meaning as set forth in Section 2.2(g)(i).

“Redemption Price” shall mean the Term Redemption Price, the Mandatory Redemption Price or the Optional Redemption Price, as applicable.

“Securities Act” means the U.S. Securities Act of 1933, as amended.

“Securities Depository” shall mean The Depository Trust Company and its successors and assigns or any other securities depository selected by the Fund that agrees to follow the procedures required to be followed by such securities depository as set forth in this Statement with respect to the VMTP Shares.

“Series” and “Series of VMTP Shares” shall have the meanings as set forth in the Recitals of this Statement.

“SIFMA Municipal Swap Index” means the Securities Industry and Financial Markets Association Municipal Swap Index, or such other weekly, high-grade index comprised of seven-day, tax-exempt variable rate demand notes produced by Municipal Market Data, Inc. or its successor, or as otherwise designated by the Securities Industry and Financial Markets Association; provided, however, that if such index is no longer produced by Municipal Market Data, Inc. or its successor, then SIFMA Municipal Swap Index shall mean (i) the S&P Municipal Bond 7 Day High Grade Rate Index produced by Standard & Poor’s Financial Services LLC or its successors or (ii) if the S&P Municipal Bond 7 Day High Grade Rate Index is no longer produced, such other reasonably comparable index selected in good faith by the Board of Trustees of the Fund.

“Standard & Poor’s” means Standard & Poor’s Ratings Services, a Standard & Poor’s Financial Services LLC business, and any successor or successors thereto.

“Statement” means this Amended and Restated Statement of Preferences of Variable Rate Muni Term Preferred Shares, as it may be amended from time to time in accordance with its terms.

“Subsequent Rate Period” means, with respect to any Series of VMTP Shares, the day from, and including, the first calendar day following the Initial Rate Period of such Series to, and including, the last calendar day of such month in which such Subsequent Rate Period commenced and any period thereafter from, the period beginning on and including the first calendar day of the month following the month in which the immediately preceding Subsequent Rate Period ended and ending on and including the last calendar day of such month.

“Tax Event” shall have the meaning as set forth in Section 2.2(g)(i).

“Taxable Allocation” means, with respect to any Series, the allocation of any net capital gains or other income taxable for regular federal and Pennsylvania State individual income tax purposes to a dividend paid in respect of such Series.

“Term Extension Request” shall have the meaning as set forth in Section 2.5(a)(ii)(A).

“Term Redemption Amount” shall have the meaning as set forth in Section 2.11(a).

“Term Redemption Date” means, with respect to any Series, the date specified as the Term Redemption Date in the Appendix for such Series.

“Term Redemption Liquidity Account” shall have the meaning as set forth in Section 2.11(a).

“Term Redemption Price” shall have the meaning as set forth in Section 2.5(a).

“U.S. Government Obligations” means direct obligations of the United States or of its agencies or instrumentalities that are entitled to the full faith and credit of the United States and that, other than United States Treasury Bills, provide for the periodic payment of interest and the full payment of principal at maturity or call for redemption.

“VMTP” shall have the meaning as set forth in the Recitals of this Statement.

“VMTP Shares” shall have the meaning as set forth in the Recitals of this Statement.

“VMTP Shares of a Series” shall have the meaning as set forth in the Recitals of this Statement.

“Voting Period” shall have the meaning as set forth in Section 2.6(b)(i).

With respect to any Series, any additional definitions specifically set forth in the Appendix relating to such Series and any amendments to any definitions specifically set forth in the Appendix relating to such Series, as such Appendix may be amended from time to time, shall be incorporated herein and made part hereof by reference thereto, but only with respect to such Series.

1.2    Interpretation. The headings preceding the text of Sections included in this Statement are for convenience only and shall not be deemed part of this Statement or be given any effect in interpreting this Statement. The use of the masculine, feminine or neuter gender or the singular or plural form of words herein shall not limit any provision of this Statement. The use of the terms “including” or “include” shall in all cases herein mean “including, without limitation” or “include, without limitation,” respectively. Reference to any Person includes such Person’s successors and assigns to the extent such successors and assigns are permitted by the terms of any applicable agreement, and reference to a Person in a particular capacity excludes such Person in any other capacity or individually. Reference to any agreement (including this Statement), document or instrument means such agreement, document or instrument as amended or modified and in effect from time to time in accordance with the terms thereof and, if applicable, the terms hereof. Except as otherwise expressly set forth herein, reference to any law means such law as amended, modified, codified, replaced or re-enacted, in whole or in part, including rules, regulations, enforcement procedures and any interpretations promulgated thereunder. Underscored references to Sections shall refer to those portions of this Statement. The use of the terms “hereunder,” “hereof,” “hereto” and words of similar import shall refer to this Statement as a whole and not to any particular Section or clause of this Statement.

1.3    Liability of Officers, Trustees and Shareholders. Notice hereby is given that this Statement is executed on behalf of the Fund by an officer of the Fund in his or her capacity as an officer of the Fund and not individually and that the obligations of the Fund under or arising out of this Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and properties of the Fund. All persons extending credit to, contracting with or having a claim against the Fund must look solely to the Fund’s assets and property for the enforcement of any claims against the Fund as none of the Fund’s officers, agents or shareholders, whether past, present or future, assume any personal liability for obligations entered on behalf of the Fund.

TERMS APPLICABLE TO

VARIABLE RATE MUNI TERM PREFERRED SHARES

Except for such changes and amendments hereto with respect to a Series of VMTP Shares that are specifically contemplated by the Appendix relating to such Series, each Series of VMTP Shares subject to this Statement shall have the following terms:

2.1    Number of Shares; Ranking.

(a)    The number of authorized shares constituting any Series of VMTP Shares shall be as set forth with respect to such Series in the Appendix hereto relating to such Series. No fractional VMTP Shares shall be issued.

(b)    The VMTP Shares of each Series shall rank on a parity with VMTP Shares of each other Series and with shares of any other series of Preferred Shares as to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund. The VMTP Shares of each Series shall have preference with respect to the payment of dividends and as to distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund over the Common Shares as set forth herein.

(c)    No Holder of VMTP Shares shall have, solely by reason of being such a Holder, any preemptive or other right to acquire, purchase or subscribe for any VMTP Shares or Common Shares or other securities of the Fund which it may hereafter issue or sell.

2.2     Dividends and Distributions.

(a)    The Holders of VMTP Shares of any Series shall be entitled to receive, when, as and if declared by, or under authority granted by, the Board of Trustees, out of funds legally available therefor and in preference to dividends and other distributions on Common Shares, cumulative cash dividends and other distributions on each share of such Series at the Dividend Rate for such Series, calculated as set forth herein, and no more. Dividends and other distributions on the VMTP Shares of any Series shall accumulate from the Effective Date, or as otherwise set forth in the definition of “Initial Rate Period,” with respect to such Series. The amount of dividends per share payable on the VMTP Shares of a Series on any Dividend Payment Date shall equal the sum of the dividends accumulated but not yet paid for each Rate Period (or part thereof) in the related Dividend Period. The amount of dividends per share of a Series accumulated for each such Rate Period (or part thereof) shall be computed by (i) multiplying the Dividend Rate in effect for VMTP Shares of such Series for such Rate Period (or part thereof) by a fraction, the numerator of which shall be the actual number of days in such Rate Period (or part thereof) and the denominator of which shall be the actual number of days in the year in which such Rate Period (or such part thereof) occurs (365 or 366) and (ii) multiplying the product determined pursuant to clause (i) by the Liquidation Preference for a share of such Series.

(b)    Dividends on VMTP Shares of each Series with respect to any Dividend Period shall be declared to the Holders of such shares as their names shall appear on the registration books of the Fund at the close of business on each day in such Dividend Period and shall be paid as provided in Section 2.2(f).

(c)    (i) No full dividends or other distributions shall be declared or paid on shares of a Series of VMTP Shares for any Dividend Period or part thereof unless full cumulative dividends and other distributions due through the most recent dividend payment dates therefor for all outstanding Preferred Shares (including shares of other Series of VMTP Shares) ranking on a parity with such Series of VMTP Shares have been or contemporaneously are declared and paid through the most recent dividend payment dates therefor. If full cumulative dividends or other distributions due have not been declared and paid on all such outstanding Preferred Shares of any series, any dividends and other distributions being declared and paid on VMTP Shares of a Series will be declared and paid as nearly pro rata as possible in proportion to the respective amounts of dividends and other distributions accumulated but unpaid on the shares of each such series of Preferred Shares on the relevant dividend payment date for such series. Subject to Section 2.10 and Section 2.3 of the Purchase Agreement, no Holders of VMTP Shares shall be entitled to any dividends or other distributions, whether payable in cash, property or shares, in excess of full cumulative dividends and other distributions as provided in this Section 2.2(c)(i) on such VMTP Shares.

(ii)    For so long as any VMTP Shares are Outstanding, the Fund shall not: (x) declare or pay any dividend or other distribution (other than a dividend or distribution paid in Common Shares) in respect of the Common Shares, (y) call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares, or (z) pay any proceeds of the liquidation of the Fund in respect of the Common Shares, unless, in each case, (A) immediately thereafter, the Fund shall have 1940 Act Asset Coverage after deducting the amount of such dividend or distribution or redemption or purchase price or liquidation proceeds, (B) all cumulative dividends and other distributions on all VMTP Shares and all other series of Preferred Shares ranking on a parity with the VMTP Shares due on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition shall have been declared and paid (or shall have been declared and Deposit Securities or sufficient funds (in accordance with the terms of such Preferred Shares) for the payment thereof shall have been deposited irrevocably with the paying agent for such Preferred Shares) and (C) the Fund shall have deposited Deposit Securities pursuant to and in accordance with the requirements of

Section 2.5(d)(ii) with respect to Outstanding VMTP Shares of any Series to be redeemed pursuant to Section 2.5(a) or Section 2.5(b) for which a Notice of Redemption shall have been given or shall have been required to be given in accordance with the terms hereof on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition.

(iii)    Any dividend payment made on VMTP Shares of a Series shall first be credited against the dividends and other distributions accumulated with respect to the earliest Dividend Period for such Series for which dividends and distributions have not been paid.

(d)    Not later than 12:00 noon, New York City time, on the Dividend Payment Date for a Series of VMTP Shares, the Fund shall deposit with the Redemption and Paying Agent Deposit Securities having an aggregate Market Value on such date sufficient to pay the dividends and other distributions, if any, that are payable on such Dividend Payment Date in respect of such Series. The Fund may direct the Redemption and Paying Agent with respect to the investment or reinvestment of any such Deposit Securities so deposited prior to the Dividend Payment Date, provided that such investment consists exclusively of Deposit Securities and provided further that the proceeds of any such investment will be available as same day funds at the opening of business on such Dividend Payment Date.

(e)    All Deposit Securities deposited with the Redemption and Paying Agent for the payment of dividends and other distributions, if any, payable on a Series of VMTP Shares shall be held in trust for the payment of such dividends and other distributions by the Redemption and Paying Agent for the benefit of the Holders of such Series entitled to the payment of such dividends or other distributions pursuant to Section 2.2(f). Any moneys paid to the Redemption and Paying Agent in accordance with the foregoing but not applied by the Redemption and Paying Agent to the payment of dividends and other distributions, including interest earned on such moneys while so held, will, to the extent permitted by law, be repaid to the Fund as soon as possible after the date on which such moneys were to have been so applied, upon request of the Fund.

(f)    Dividends and any distributions made pursuant to Section 2.10(a) on VMTP Shares of a Series shall be paid on each Dividend Payment Date for such Series to the Holders of shares of such Series as their names appear on the registration books of the Fund at the close of business on the day immediately preceding such Dividend Payment Date (or if such day is not a Business Day, the next preceding Business Day). Dividends and any distributions made pursuant to Section 2.10(a) in arrears on VMTP Shares of a Series for any past Dividend Period may be declared and paid at any time, without reference to any regular Dividend Payment Date, to the Holders of shares of such Series as their names appear on the registration books of the

Fund on such date, not exceeding fifteen (15) calendar days preceding the payment date thereof, as may be fixed by the Board of Trustees. No interest or sum of money in lieu of interest will be payable in respect of any dividend payment or payments or other distributions on VMTP Shares of any Series which may be in arrears.

(g)    (i) The Dividend Rate on a Series of VMTP Shares shall be adjusted to the Increased Rate for each Increased Rate Period (as hereinafter defined). Subject to the cure provisions of Section 2.2(g)(iii), a Rate Period with respect to a Series of VMTP Shares shall be deemed to be an “Increased Rate Period” if on the first day of such Rate Period, (A) the Fund has failed to deposit with the Redemption and Paying Agent by 12:00 noon, New York City time, on a Dividend Payment Date for such Series, Deposit Securities that will provide funds available to the Redemption and Paying Agent on such Dividend Payment Date sufficient to pay the full amount of any dividend on such Series payable on such Dividend Payment Date (a “Dividend Default”) and such Dividend Default has not ended as contemplated by Section 2.2(g)(ii); (B) the Fund has failed to deposit with the Redemption and Paying Agent by 12:00 noon, New York City time, on an applicable Redemption Date for such Series, Deposit Securities that will provide funds available to the Redemption and Paying Agent on such Redemption Date sufficient to pay the full amount of the Redemption Price payable in respect of such Series on such Redemption Date (a “Redemption Default”) and such Redemption Default has not ended as contemplated by Section 2.2(g)(ii); (C) any Rating Agency has withdrawn the credit rating required to be maintained with respect to such Series pursuant to the terms of this Statement other than due to the Rating Agency ceasing to rate tax-exempt closed-end management investment companies generally and such withdrawal is continuing; or (D) (1) a court or other applicable governmental authority has made a final determination that for U.S. federal income tax purposes the VMTP Shares do not qualify as equity in the Fund and (2) such determination results from an act or failure to act on the part of the Fund (a “Tax Event”).

(ii)    Subject to the cure provisions of Section 2.2(g)(iii), a Dividend Default or a Redemption Default on a Series of VMTP Shares shall end on the Business Day on which, by 12:00 noon, New York City time, an amount equal to all unpaid dividends on such Series and any unpaid Redemption Price on such Series shall have been deposited irrevocably in trust in same-day funds with the Redemption and Paying Agent.

(iii)    No Increased Rate Period for a Series of VMTP Shares with respect to any Dividend Default or Redemption Default on such Series shall be deemed to have commenced if the amount of any dividend or any Redemption Price due in respect of such Series (if such Default is not solely due to the willful failure of the Fund) is deposited irrevocably in trust, in same-day funds, with the Redemption and Paying Agent by 12:00 noon, New York City time, on a Business Day that is not later than three

(3) Business Days after the applicable Dividend Payment Date or Redemption Date for such Series with respect to which such Default occurred, together with an amount equal to the Increased Rate on such Series applied to the amount and period of such non-payment on such Series, determined as provided in Section 2.2(a).

2.3    Liquidation Rights.

(a)    In the event of any liquidation, dissolution or winding up of the affairs of the Fund, whether voluntary or involuntary, the Holders of VMTP Shares shall be entitled to receive out of the assets of the Fund available for distribution to shareholders, after satisfying claims of creditors but before any distribution or payment shall be made in respect of the Common Shares, a liquidation distribution equal to the Liquidation Preference for such shares, plus an amount equal to all unpaid dividends and other distributions on such shares accumulated to (but excluding) the date fixed for such distribution or payment on such shares (whether or not earned or declared by the Fund, but without interest thereon), and such Holders shall be entitled to no further participation in any distribution or payment in connection with any such liquidation, dissolution or winding up.

(b)    If, upon any liquidation, dissolution or winding up of the affairs of the Fund, whether voluntary or involuntary, the assets of the Fund available for distribution among the Holders of all Outstanding VMTP Shares and any other outstanding Preferred Shares ranking on a parity with the VMTP Shares shall be insufficient to permit the payment in full to such Holders of the Liquidation Preference of such VMTP Shares plus accumulated and unpaid dividends and other distributions on such shares as provided in Section 2.3(a) above and the amounts due upon liquidation with respect to such other Preferred Shares, then such available assets shall be distributed among the Holders of such VMTP Shares and such other Preferred Shares ratably in proportion to the respective preferential liquidation amounts to which they are entitled. In connection with any liquidation, dissolution or winding up of the affairs of the Fund, whether voluntary or involuntary, unless and until the Liquidation Preference on each Outstanding VMTP Share plus accumulated and unpaid dividends and other distributions on such shares as provided in Section 2.3(a) above have been paid in full to the Holders of such shares, no dividends, distributions or other payments will be made on, and no redemption, purchase or other acquisition by the Fund will be made by the Fund in respect of, the Common Shares.

(c)    Neither the sale of all or substantially all of the property or business of the Fund, nor the merger, consolidation or reorganization of the Fund into or with any other business or statutory trust, corporation or other entity, nor the merger, consolidation or reorganization of any other business or statutory trust, corporation or other entity into or with the Fund shall be a dissolution, liquidation or winding up, whether voluntary or involuntary, for the purpose of this Section 2.3.

2.4    Coverage & Leverage Tests.

(a)    Asset Coverage Requirement. For so long as any VMTP Shares of any Series are Outstanding, the Fund shall have Asset Coverage of at least 225% as of the close of business on each Business Day. If the Fund shall fail to maintain such Asset Coverage as of any time as of which such compliance is required to be determined as aforesaid, the provisions of Section 2.5(b)(i) shall be applicable, which provisions to the extent complied with shall constitute the sole remedy for the Fund’s failure to comply with the provisions of this Section 2.4(a).

(b)    Calculation of Asset Coverage. For purposes of determining whether the requirements of Section 2.4(a) are satisfied, (i) no VMTP Shares of any Series or other Preferred Shares shall be deemed to be Outstanding for purposes of any computation required by Section 2.4(a) if, prior to or concurrently with such determination, sufficient Deposit Securities or other sufficient funds (in accordance with the terms of such Series or other Preferred Shares) to pay the full redemption price for such Series or other Preferred Shares (or the portion thereof to be redeemed) shall have been deposited in trust with the paying agent for such Series or other Preferred Shares and the requisite notice of redemption for such Series or other Preferred Shares (or the portion thereof to be redeemed) shall have been given, and (ii) the Deposit Securities or other sufficient funds that shall have been deposited with the applicable paying agent shall not be included as assets of the Fund for purposes of such computation.

(c)    Effective Leverage Ratio Requirement. Unless the Fund receives prior written consent from the Beneficial Owners, for so long as VMTP Shares of any Series are Outstanding, the Effective Leverage Ratio shall not exceed 45% as of the close of business on any Business Day; provided, however, in the event that the Fund’s Effective Leverage Ratio exceeds 45% on any Business Day (i) solely by reason of fluctuations in the market value of the Fund’s portfolio securities, the Effective Leverage Ratio shall not exceed 46% on such Business Day and (ii) in any event other than as described in the immediately preceding clause (i), the Fund shall cause its Effective Leverage Ratio to be 45% or lower within ten (10) Business Days.

(d)    Calculation of Effective Leverage Ratio. For purposes of determining whether the requirements of Section 2.4(c) are satisfied, the “Effective Leverage Ratio” on any date shall mean the quotient of:

(i)    The sum of (A) the aggregate liquidation preference of the Fund’s “senior securities” (as that term is defined in the 1940 Act) that are stock for purposes of the 1940 Act, excluding, without duplication, (1) any such senior securities for which the Fund has issued a notice of redemption and either has delivered Deposit Securities or sufficient funds (in accordance with the terms of such senior securities) to the paying agent for such senior securities or otherwise has adequate Deposit Securities or sufficient funds on hand for the purpose of such redemption and (2) any such senior securities that are to be redeemed with net proceeds from the sale of the VMTP Shares, for which the Fund has delivered Deposit Securities or sufficient funds (in accordance with the terms of such senior securities) to the paying agent for such senior securities or otherwise has adequate Deposit Securities or sufficient funds on hand for the purpose of such redemption; (B) the aggregate principal amount of the Fund’s “senior securities representing indebtedness” (as that term is defined in the 1940 Act); and (C) the aggregate principal amount of floating rate securities not owned by the Fund that correspond to the associated inverse floating rate securities owned by the Fund; divided by

(ii)    The sum of (A) the Market Value of the Fund’s total assets (including amounts attributable to senior securities, but excluding any assets consisting of Deposit Securities or funds referred to in clauses (A)(1) and (A)(2) of Section 2.4(d)(i) above), less the amount of the Fund’s accrued liabilities (other than liabilities for the aggregate principal amount of senior securities representing indebtedness, including floating rate securities), and (B) the aggregate principal amount of floating rate securities not owned by the Fund that correspond to the associated inverse floating rate securities owned by the Fund.

2.5    Redemption. Each Series of VMTP Shares shall be subject to redemption by the Fund as provided below:

(a)    Term Redemption.

(i)    The Fund shall redeem all VMTP Shares of a Series on the Term Redemption Date for such Series, at a price per share equal to the Liquidation Preference per share of such Series plus an amount equal to all unpaid dividends and distributions on such share of such Series accumulated from and including the Effective Date to (but excluding) the Term Redemption Date for such Series (whether or not earned or declared by the Fund, but excluding interest thereon) (the “Term Redemption Price”); provided, however, that the Term Redemption Date for such Series of VMTP Shares may be extended pursuant to Section 2.5(a)(ii) below.

(ii)    (A) The Fund shall have the right, exercisable not more than one hundred and eighty (180) days nor less than ninety (90) days prior to the Liquidity Account Initial Date of a Series of VMTP Shares, to

request that each Beneficial Owner of such VMTP Shares extend the Term Redemption Date for such Series of VMTP Shares by at least an additional three hundred and sixty-four (364) days (a “Term Extension Request”), which request may be conditioned upon terms and conditions that are different from the terms and conditions set forth herein or in the Appendix applicable to such Series of VMTP Shares. Any Term Extension Request made pursuant to and in accordance with this Section 2.5(a)(ii) shall not be deemed to be an amendment requiring approval of any Holder or Beneficial Owner of VMTP Shares required by Sections 2.6(c)(i) or (iii).

(B)    Each Beneficial Owner shall, no later than thirty (30) days after receiving a Term Extension Request, notify the Fund and the Redemption and Paying Agent of its acceptance or rejection of such request, which acceptance by such Beneficial Owner may be conditioned upon terms and conditions that are different from the terms and conditions set forth herein or the terms and conditions proposed by the Fund in making a Term Extension Request (a “Conditional Acceptance”). A Conditional Acceptance conditioned upon terms and conditions that are accepted by the Fund and that are different from the terms and conditions set forth herein shall be deemed to be a consent by such Beneficial Owner to amend this Statement to reflect such different terms and conditions, but only with respect to the VMTP Shares of such Series beneficially owned by such Beneficial Owner. To the extent that a Beneficial Owner of VMTP Shares of a Series of VMTP Shares subject to a Term Extension Request rejects such Term Extension Request pursuant to this Section 2.5(a)(ii)(B), or is deemed to reject such Term Extension Request pursuant to Section 2.5(a)(ii)(C) below, the VMTP Shares of such Series beneficially owned by such Beneficial Owner shall be subject to redemption as provided in this Statement, without giving effect to any Term Extension Request.

(C)    If any Beneficial Owner fails to notify the Fund and the Redemption and Paying Agent of its acceptance or rejection of the Fund’s Term Extension Request within such 30-day period, such failure to respond will be deemed a rejection of such Term Extension Request by such Beneficial Owner. If a Beneficial Owner of VMTP Shares provides a Conditional Acceptance, then the Fund shall have thirty (30) days thereafter to notify such Beneficial Owner and the Redemption and Paying Agent of its acceptance or rejection of the terms and conditions specified in the Conditional Acceptance. The Fund’s failure to notify such Beneficial Owner and the Redemption and Paying Agent within such 30-

day period will be deemed a rejection of the terms and conditions specified in the Conditional Acceptance.

(D)    Each Beneficial Owner of a Series of VMTP Shares may grant or deny any Term Extension Request applicable to such Series of VMTP Shares in its sole and absolute discretion. Any acceptance by a Beneficial Owner of a Series of VMTP Shares of a Term Extension Request pursuant to this Section 2.5(a)(ii), including with respect to a Conditional Acceptance that is ultimately accepted by the Fund, shall not be deemed to be a vote required by Section 2.6.

(E)    Unless the Fund and any Beneficial Owner of VMTP Shares that has agreed to a Term Extension Request otherwise agree pursuant to the procedures described in this Section 2.5(a)(ii), in the event that the Term Redemption Date of a Series of VMTP Shares is extended pursuant to this Section 2.5(a)(ii), the Liquidity Account Initial Date, as set forth in the Appendix establishing such Series, shall be extended accordingly, as provided in such Appendix, with respect to the VMTP Shares of such Series held by such Beneficial Owner.

(b)    Asset Coverage, Dividend Default and Rating Event Mandatory Redemption.

(i)    Asset Coverage Mandatory Redemption. (A) If the Fund fails to comply with the Asset Coverage requirement as provided in Section 2.4(a) as of any time as of which such compliance is required to be determined in accordance with Section 2.4(a) and such failure is not cured as of the Cure Date other than as a result of the redemption required by this Section 2.5(b)(i), the Fund shall, to the extent permitted by the 1940 Act and Delaware law, by the close of business on the Business Day next following such Cure Date, cause a notice of redemption to be issued, in accordance with the terms of the Preferred Shares to be redeemed. In addition, in accordance with the terms of the Preferred Shares to be redeemed, the Fund shall cause to be deposited Deposit Securities or other sufficient funds in trust with the Redemption and Paying Agent or other applicable paying agent, for the redemption of a sufficient number of Preferred Shares, which at the Fund’s sole option (to the extent permitted by the 1940 Act and Delaware law) may include any number or proportion of VMTP Shares of any Series, to enable it to meet the requirements of Section 2.5(b)(i)(B). In the event that any VMTP Shares of a Series then Outstanding are to be redeemed pursuant to this Section 2.5(b)(i), the Fund shall redeem such shares at a price per share equal to the Liquidation Preference per share of such Series plus an amount equal to all unpaid dividends and other distributions on such share of such Series accumulated from and including the Effective Date to (but excluding) the date fixed for such redemption by the Board of Trustees (whether or not earned or declared by the Fund, but without interest thereon) (the “Mandatory Redemption Price”).

(B)    On the Redemption Date for a redemption contemplated by Section 2.5(b)(i)(A), the Fund shall redeem at the Mandatory Redemption Price, out of funds legally available therefor, such number of Preferred Shares (which may include at the sole option of the Fund any number or proportion of VMTP Shares of any Series) as shall be equal to the lesser of (x) the minimum number of Preferred Shares, the redemption of which, if deemed to have occurred immediately prior to the opening of business on the Cure Date, would result in the Fund having Asset Coverage on such Cure Date of at least 225% (provided, however, that if there is no such minimum number of VMTP Shares and other Preferred Shares the redemption or retirement of which would have such result, all VMTP Shares and other Preferred Shares then outstanding shall be redeemed), and (y) the maximum number of Preferred Shares that can be redeemed out of funds expected to be legally available therefor in accordance with the Declaration and applicable law. Notwithstanding the foregoing, in the event that Preferred Shares are redeemed pursuant to this Section 2.5(b)(i), the Fund may at its sole option, but is not required to, include in the number of Preferred Shares being mandatorily redeemed pursuant to this Section 2.5(b)(i) a sufficient number of VMTP Shares of any Series that, when aggregated with other Preferred Shares redeemed by the Fund, would result, if deemed to have occurred immediately prior to the opening of business on the Cure Date, in the Fund having Asset Coverage on such Cure Date of up to and including 250%. The Fund shall effect such redemption on the date fixed by the Fund therefor, which date shall not be later than thirty (30) calendar days after such Cure Date, except that if the Fund does not have funds legally available for the redemption of all of the required number of VMTP Shares and other Preferred Shares which have been designated to be redeemed or the Fund otherwise is unable to effect such redemption on or prior to thirty (30) calendar days after such Cure Date, the Fund shall redeem those VMTP Shares and other Preferred Shares which it was unable to redeem on the earliest practicable date on which it is able to effect such redemption. If fewer than all of the Outstanding VMTP Shares of a Series are to be redeemed pursuant to this Section 2.5(b)(i), the number of VMTP Shares of such Series to be redeemed from the respective Holders shall be selected (A) pro rata among the Outstanding shares of such Series, (B) by lot or (C) in such other manner as the Board of Trustees may determine to be fair and equitable, in each case, in accordance with the 1940 Act; provided that such method of redemption as set forth in clause (A), (B) or (C) of this Section 2.5(b)(i)(B) shall be subject to any applicable procedures established by the Securities Depository.

(ii)    Dividend Default Mandatory Redemption. If a Dividend Default occurs with respect to any Series of VMTP Shares as provided in Section 2.2(g) and such Dividend Default is not cured as of the Dividend Default Cure Date, the Fund shall, to the extent permitted by the 1940 Act and Delaware law, by the close of business on the Business Day next following such Dividend Default Cure Date, cause a notice of redemption to be issued for all such outstanding Series of VMTP Shares, in accordance with the terms of such Series of VMTP Shares. In addition, in accordance with the terms of the Series of VMTP Shares being redeemed, the Fund shall cause to be deposited Deposit Securities or other sufficient funds in trust with the Redemption and Paying Agent or other applicable paying agent, in an amount equal to the Mandatory Redemption Price for all such outstanding VMTP Shares. Notwithstanding anything to the contrary contained herein, the Fund may cure a Dividend Default on or before the Dividend Default Cure Date, in accordance with the terms of this Section 2.5(b)(ii), no more than once during any twelve month period.

(iii)    Rating Event Mandatory Redemption. If a Rating Event occurs with respect to any Series of VMTP Shares and such Rating Event is not cured as of the Cure Date, the Fund shall, to the extent permitted by the 1940 Act and Delaware law, by the close of business on the Business Day next following such Cure Date, cause a notice of redemption to be issued for all Outstanding VMTP Shares of such Series, in accordance with Section 2.5(d). In addition, in accordance with Section 2.5(d), the Fund shall cause to be deposited Deposit Securities or other sufficient funds in trust with the Redemption and Paying Agent, in an amount equal to the Mandatory Redemption Price for all such Outstanding VMTP Shares. In the event that any VMTP Shares of a Series then Outstanding are to be redeemed pursuant to this Section 2.5(b)(iii), the Fund shall redeem such shares at a price per share equal to the Mandatory Redemption Price. The Fund shall effect such redemption on the date fixed by the Fund therefor, which date shall not be later than thirty (30) calendar days after such Cure Date, except that if the Fund does not have funds legally available for the redemption of all of the required number of VMTP Shares which have been designated to be redeemed or the Fund otherwise is unable to effect such redemption on or prior to thirty (30) calendar days after such Cure Date, the Fund shall redeem those

VMTP Shares which it was unable to redeem on the earliest practicable date on which it is able to effect such redemption.

(c)    Optional Redemption.

(i)    Subject to the provisions of Section 2.5(c)(ii), the Fund may at its option on any Business Day following the expiration of the Non-Call Period (if any) for a Series of VMTP Shares (an “Optional Redemption Date”) redeem in whole or from time to time in part the Outstanding VMTP Shares of any Series, at a redemption price per VMTP Share (the “Optional Redemption Price”) equal to (x) the Liquidation Preference per VMTP Share of such Series plus (y) an amount equal to all unpaid dividends and other distributions on such VMTP Share of such Series accumulated from and including the Effective Date to (but excluding) the Optional Redemption Date (whether or not earned or declared by the Fund, but without interest thereon) plus (z) the Optional Redemption Premium per share (if any) that is applicable to an optional redemption of VMTP Shares of such Series that is effected on such Optional Redemption Date as set forth in the Appendix relating to such Series.

(ii)    If fewer than all of the outstanding VMTP Shares of a Series are to be redeemed pursuant to Section 2.5(c)(i), the shares of such Series to be redeemed shall be selected either (A) pro rata among the Holders of such Series, (B) by lot or (C) in such other manner as the Board of Trustees may determine to be fair and equitable; provided, in each such case, that such method of redemption as set forth in clause (A), (B) or (C) of this Section 2.5(c)(ii) shall be subject to any applicable procedures established by the Securities Depository. Subject to the provisions of this Statement and applicable law, the Board of Trustees will have the full power and authority to prescribe the terms and conditions upon which VMTP Shares will be redeemed pursuant to this Section 2.5(c) from time to time.

(iii)    The Fund may not on any date deliver a Notice of Redemption pursuant to Section 2.5(d) in respect of a redemption contemplated to be effected pursuant to this Section 2.5(c) unless on such date the Fund has available Deposit Securities for the Optional Redemption Date contemplated by such Notice of Redemption having a Market Value not less than the amount (including any applicable premium) due to Holders of VMTP Shares by reason of the redemption of such VMTP Shares on such Optional Redemption Date.

(iv)    VMTP Shares of a Series redeemed at the Fund’s sole option in accordance with, but solely to the extent contemplated by, Section 2.5(b)(i)(B), Section 2.5(b)(ii) or Section 2.5(b)(iii) shall be considered mandatorily redeemed pursuant to such Section, as applicable, and not subject to this Section 2.5(c).

(d)    Procedures for Redemption.

(i)    If the Fund shall determine or be required to redeem, in whole or in part, VMTP Shares of a Series pursuant to Section 2.5(a), (b) or (c), the Fund shall deliver a notice of redemption (the “Notice of Redemption”), by overnight delivery, by first class mail, postage prepaid or by Electronic Means to Holders thereof, or request the Redemption and Paying Agent, on behalf of the Fund, to promptly do so by overnight delivery, by first class mail, postage prepaid or by Electronic Means. A Notice of Redemption shall be provided not more than forty-five (45) calendar days prior to the date fixed for redemption and not less than ten (10) Business Days (or such shorter or longer notice period as may be consented to by all of the Beneficial Owners of the VMTP Shares of such Series, which consent shall not be deemed to be a vote required by Section 2.6) prior to the date fixed for redemption pursuant to Section 2.5(c) in such Notice of Redemption (the “Redemption Date”). Each such Notice of Redemption shall state: (A) the Redemption Date; (B) the Series and number of VMTP Shares to be redeemed; (C) the CUSIP number for VMTP Shares of such Series; (D) the applicable Redemption Price on a per share basis; (E) if applicable, the place or places where the certificate(s) for such shares (properly endorsed or assigned for transfer, if the Board of Trustees requires and the Notice of Redemption states) are to be surrendered for payment of the Redemption Price; (F) that dividends on the VMTP Shares to be redeemed will cease to accumulate from and after such Redemption Date; and (G) the provisions of this Statement under which such redemption is made. If fewer than all VMTP Shares held by any Holder are to be redeemed, the Notice of Redemption delivered to such Holder shall also specify the number of VMTP Shares to be redeemed from such Holder and/or the method of determining such number. The Fund may provide in any Notice of Redemption relating to an optional redemption contemplated to be effected pursuant to Section 2.5(c) of this Statement that such redemption is subject to one or more conditions precedent and that the Fund shall not be required to effect such redemption unless each such condition has been satisfied at the time or times and in the manner specified in such Notice of Redemption. No defect in the Notice of Redemption or delivery thereof shall affect the validity of redemption proceedings, except as required by applicable law.

(ii)    If the Fund shall give a Notice of Redemption, then at any time from and after the giving of such Notice of Redemption and prior to 12:00 noon, New York City time, on the Redemption Date (so long as any conditions precedent to such redemption have been met or waived by the Fund), the Fund shall (A) deposit with the Redemption and Paying Agent Deposit Securities having an aggregate Market Value on the date thereof no less than the Redemption Price of the VMTP Shares to be redeemed on the Redemption Date and (B) give the Redemption and Paying Agent irrevocable instructions and authority to pay the applicable Redemption Price to the Holders of the VMTP Shares called for redemption on the Redemption Date. The Fund may direct the Redemption and Paying Agent with respect to the investment of any Deposit Securities consisting of cash so deposited prior to the Redemption Date, provided that the proceeds of any such investment shall be available at the opening of business on the Redemption Date as same day funds. Notwithstanding the provisions of clause (A) of the preceding sentence, if the Redemption Date is the Term Redemption Date, then such deposit of Deposit Securities (which may come in whole or in part from the Term Redemption Liquidity Account) shall be made no later than fifteen (15) calendar days prior to the Term Redemption Date.

(iii)    Upon the date of the deposit of such Deposit Securities, all rights of the Holders of the VMTP Shares so called for redemption shall cease and terminate except the right of the Holders thereof to receive the Redemption Price thereof and such VMTP Shares shall no longer be deemed Outstanding for any purpose whatsoever (other than (A) the transfer thereof prior to the applicable Redemption Date and (B) the accumulation of dividends thereon in accordance with the terms hereof up to (but excluding) the applicable Redemption Date, which accumulated dividends, unless previously declared and paid as contemplated by the last sentence of Section 2.5(d)(vi) below, shall be payable only as part of the applicable Redemption Price on the Redemption Date). The Fund shall be entitled to receive, promptly after the Redemption Date, any Deposit Securities in excess of the aggregate Redemption Price of the VMTP Shares called for redemption and redeemed on the Redemption Date. Any Deposit Securities so deposited that are unclaimed at the end of three hundred sixty-five (365) calendar days from the Redemption Date shall, to the extent permitted by law, be repaid to the Fund, after which the Holders of the VMTP Shares so called for redemption shall look only to the Fund for payment of the Redemption Price thereof. The Fund shall be entitled to receive, from time to time after the Redemption Date, any interest on the Deposit Securities so deposited.

(iv)    On or after the Redemption Date, each Holder of VMTP Shares in certificated form (if any) that are subject to redemption shall surrender the certificate(s) evidencing such VMTP Shares to the Fund at the place designated in the Notice of Redemption and shall then be entitled to receive the Redemption Price for such VMTP Shares, without interest, and in the case of a redemption of fewer than all the VMTP Shares represented by such certificate(s), a new certificate representing the VMTP Shares that were not redeemed.

(v)    Notwithstanding the other provisions of this Section 2.5, except as otherwise required by law, the Fund shall not redeem any VMTP Shares or other series of Preferred Shares ranking on a parity with the VMTP Shares with respect to dividends and other distributions unless all accumulated and unpaid dividends and other distributions on all Outstanding VMTP Shares and shares of other series of Preferred Shares for all applicable past dividend periods (whether or not earned or declared by the Fund) (x) shall have been or are contemporaneously paid or (y) shall have been or are contemporaneously declared and Deposit Securities or sufficient funds (in accordance with the terms of such Preferred Shares for the payment of such dividends and other distributions) shall have been or are contemporaneously deposited with the Redemption and Paying Agent or other applicable paying agent for such Preferred Shares in accordance with the terms of such Preferred Shares, provided, however, that the foregoing shall not prevent the purchase or acquisition of Outstanding VMTP Shares pursuant to an otherwise lawful purchase or exchange offer made on the same terms to Holders of all Outstanding VMTP Shares and any other series of Preferred Shares for which all accumulated and unpaid dividends and other distributions have not been paid.

(vi)    To the extent that any redemption for which Notice of Redemption has been provided is not made by reason of the absence of legally available funds therefor in accordance with the Declaration, this Statement and applicable law, such redemption shall be made as soon as practicable to the extent such funds become available. In the case of any redemption pursuant to Section 2.5(c), no Redemption Default shall be deemed to have occurred if the Fund shall fail to deposit in trust with the Redemption and Paying Agent the Redemption Price with respect to any shares where (1) the Notice of Redemption relating to such redemption provided that such redemption was subject to one or more conditions precedent and (2) any such condition precedent shall not have been satisfied at the time or times and in the manner specified in such Notice of Redemption. Notwithstanding the fact that a Notice of Redemption has been provided with respect to any VMTP Shares, dividends may be declared and paid on such VMTP Shares in accordance with their terms if Deposit Securities for the payment of the Redemption Price of such VMTP Shares shall not have been deposited in trust with the Redemption and Paying Agent for that purpose.

(e)    Redemption and Paying Agent as Trustee of Redemption Payments by Fund. All Deposit Securities transferred to the Redemption and Paying Agent for payment of the Redemption Price of VMTP Shares called for redemption shall be held in trust by the Redemption and Paying Agent for the benefit of Holders of VMTP Shares so to be redeemed until paid to such Holders in accordance with the terms hereof or returned to the Fund in accordance with the provisions of Section 2.5(d)(iii) above.

(f)    Compliance With Applicable Law. In effecting any redemption pursuant to this Section 2.5, the Fund shall use its best efforts to comply with all applicable conditions precedent to effecting such redemption under the 1940 Act and any applicable law, but shall effect no redemption except in accordance with the 1940 Act and any applicable law.

(g)    Modification of Redemption Procedures. Notwithstanding the foregoing provisions of this Section 2.5, the Fund may, in its sole discretion and without a shareholder vote, modify the procedures set forth above with respect to notification of redemption for the VMTP Shares, provided that such modification does not materially and adversely affect the Holders of the VMTP Shares or cause the Fund to violate any applicable law, rule or regulation; and provided further that no such modification shall in any way alter the rights or obligations of the Redemption and Paying Agent without its prior consent.

2.6    Voting Rights.

(a)    One Vote Per VMTP Share. Except as otherwise provided in the Declaration, this Statement or as otherwise required by law, (i) each Holder of VMTP Shares shall be entitled to one vote for each VMTP Share held by such Holder on each matter submitted to a vote of shareholders of the Fund, and (ii) the holders of outstanding Preferred Shares, including Outstanding VMTP Shares, and Common Shares shall vote together as a single class; provided, however, that the holders of outstanding Preferred Shares, including Outstanding VMTP Shares, shall be entitled, as a class, to the exclusion of the Holders of all other securities and Common Shares of the Fund, to elect two trustees of the Fund at all times. Subject to Section 2.6(b), the Holders of outstanding Common Shares and Preferred Shares, including VMTP Shares, voting together as a single class, shall elect the balance of the trustees.

(b)    Voting For Additional Trustees.

(i)    Voting Period. During any period in which any one or more of the conditions described in clauses (A) or (B) of this Section 2.6(b)(i) shall exist (such period being referred to herein as a “Voting Period”), the number of trustees constituting the Board of Trustees shall be automatically increased by the smallest number that, when added to the two trustees elected exclusively by the Holders of Preferred Shares, including VMTP Shares, would constitute a majority of the Board of Trustees as so increased by such smallest number; and the Holders of Preferred Shares, including VMTP Shares, shall be entitled, voting as a class on a one-vote-per-share basis (to the exclusion of the Holders of all other securities and classes of capital stock of the Fund), to elect such smallest number of additional trustees, together with the two trustees that such Holders are in any event entitled to elect. A Voting Period shall commence:

(A)    if, at the close of business on any dividend payment date for any outstanding Preferred Shares including any Outstanding VMTP Shares, accumulated dividends (whether or not earned or declared) on such outstanding Preferred Shares equal to at least two (2) full years’ dividends shall be due and unpaid and sufficient cash or specified securities shall not have been deposited with the Redemption and Paying Agent or other applicable paying agent for the payment of such accumulated dividends; or

(B)    if at any time Holders of Preferred Shares are otherwise entitled under the 1940 Act to elect a majority of the Board of Trustees.

Upon the termination of a Voting Period, the voting rights described in this Section 2.6(b)(i) shall cease, subject always, however, to the revesting of such voting rights in the Holders of Preferred Shares upon the further occurrence of any of the events described in this Section 2.6(b)(i).

(ii)    Notice of Special Meeting. As soon as practicable after the accrual of any right of the Holders of Preferred Shares to elect additional trustees as described in Section 2.6(b)(i), the Fund shall call a special meeting of such Holders and notify the Redemption and Paying Agent and/or such other Person as is specified in the terms of such Preferred Shares to receive notice (i) by mailing or delivery by Electronic Means or (ii) in such other manner and by such other means as are specified in the terms of such Preferred Shares, a notice of such special meeting to such Holders, such meeting to be held not less than ten (10) nor more than thirty (30) calendar days after the date of the delivery by Electronic Means or mailing of such notice or the delivery of such notice by such other means as are described in clause (ii) above. If the Fund fails to call such a special meeting, it may be called at the expense of the Fund by any such Holder on like notice. The record date for determining the Holders of Preferred Shares entitled to notice of and to vote at such special meeting shall be the close of business on the fifth (5th) Business Day preceding the calendar day on which such notice is mailed or otherwise delivered. At any such special meeting and at each meeting of Holders of Preferred Shares held during a Voting Period at which trustees are to be elected, such Holders, voting together as a class (to the exclusion of the Holders of all other securities and classes of capital stock of the Fund), shall be entitled to elect the number of trustees prescribed in Section 2.6(b)(i) on a one-vote-per-share basis.

(iii)    Terms of Office of Existing Trustees. The terms of office of the incumbent trustees of the Fund at the time of a special meeting of Holders of Preferred Shares to elect additional trustees in accordance with Section 2.6(b)(i) shall not be affected by the election at such meeting by the Holders of VMTP Shares and such other Holders of Preferred Shares of the number of trustees that they are entitled to elect, and the trustees so elected by the Holders of VMTP Shares and such other Holders of Preferred Shares, together with the two (2) trustees elected by the Holders of Preferred Shares in accordance with Section 2.6(a) and the remaining trustees elected by the holders of the Common Shares and Preferred Shares, shall constitute the duly elected trustees of the Fund.

(iv)    Terms of Office of Certain Trustees to Terminate Upon Termination of Voting Period. Simultaneously with the termination of a Voting Period, the terms of office of the additional trustees elected by the Holders of Preferred Shares pursuant to Section 2.6(b)(i) shall terminate, the remaining trustees shall constitute the trustees of the Fund and the voting rights of the Holders of Preferred Shares to elect additional trustees pursuant to Section 2.6(b)(i) shall cease, subject to the provisions of the last sentence of Section 2.6(b)(i).

(c)    Holders of VMTP Shares to Vote on Certain Matters.

(i)    Certain Amendments Requiring Approval of VMTP Shares. Except as otherwise permitted by the terms of this Statement, so long as any VMTP Shares are Outstanding, the Fund shall not, without the affirmative vote or consent of the Holders of at least a majority of the VMTP Shares subject to this Statement Outstanding at the time, voting together as a separate class, amend, alter or repeal the provisions of the Declaration or this Statement, whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of such VMTP Shares or the Holders thereof; provided, however, that (i) a change in the capitalization of the Fund in accordance with Section 2.8 shall not be considered to materially and adversely affect the rights and preferences of the VMTP Shares, and (ii) a division of a VMTP Share shall be deemed to materially and adversely affect such preferences, rights or powers only if the terms of such division materially and adversely affect the Holders of the VMTP Shares. For purposes of the foregoing, no matter shall be deemed to materially and adversely affect any preference, right or power of a VMTP Share of any Series or the Holder thereof unless such matter (i) alters or abolishes any preferential right of such VMTP Share, or (ii) creates, alters or abolishes any right in respect of redemption of such VMTP Share (other than solely as a result of a division of a VMTP Share or as otherwise permitted by Section 2.5(a)(ii) of this Statement). So long as any VMTP Shares are Outstanding, the Fund shall not, without the affirmative vote or consent of the Holders of at least 66 2/3% of the VMTP Shares Outstanding at the time, voting as a separate class, file a voluntary application for relief under Federal bankruptcy law or any similar application under state law for so long as the Fund is solvent and does not foresee becoming insolvent. For the avoidance of doubt, no vote of the holders of Common Shares shall be required to amend, alter or repeal the provisions of this Statement, including any Appendix hereto.

(ii)    1940 Act Matters. Unless a higher percentage is provided for in the Declaration, the affirmative vote of the Holders of at least “a majority of the outstanding Preferred Shares,” including VMTP Shares Outstanding at the time, voting as a separate class, shall be required (A) to approve any conversion of the Fund from a closed-end to an open-end investment company, (B) to approve any plan of reorganization (as such term is used in the 1940 Act) adversely affecting such shares, or (C) to approve any other action requiring a vote of security holders of the Fund under Section 13(a) of the 1940 Act. For purposes of the foregoing, the vote of a “majority of the outstanding Preferred Shares” means the vote at an annual or special meeting duly called of (i) sixty-seven percent (67%) or more of such shares present at a meeting, if the Holders of more than fifty percent (50%) of such shares are present or represented by proxy at such meeting, or (ii) more than fifty percent (50%) of such shares, whichever is less.

(iii)    Certain Amendments Requiring Approval of Specific Series of VMTP Shares. Except as otherwise permitted by the terms of this Statement, so long as any VMTP Shares of a Series are Outstanding, the Fund shall not, without the affirmative vote or consent of the Holders of at least a majority of the VMTP Shares of such Series Outstanding at the time, voting as a separate class, amend, alter or repeal the provisions of the Appendix relating to such Series, whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power set forth in such Appendix of the VMTP Shares of such Series or the Holders thereof; provided, however, that (i) a change in the capitalization of the Fund in accordance with Section 2.8 shall not be considered to materially and adversely affect the rights and preferences of the VMTP Shares of such Series, and (ii) a division of a VMTP Share shall be deemed to materially and adversely affect such preferences, rights or powers only if the terms of such division materially and adversely affect the Holders of the

VMTP Shares of such Series; and provided, further, that, except as otherwise permitted by Section 2.5(a)(ii) of this Statement, no amendment, alteration or repeal of the obligation of the Fund to (x) pay the Term Redemption Price on the Term Redemption Date for a Series, or (y) accumulate dividends at the Dividend Rate (as set forth in this Statement and the applicable Appendix hereto) for a Series shall be effected without, in each case, the prior unanimous vote or consent of the Holders of such Series of VMTP Shares. For purposes of the foregoing, no matter shall be deemed to materially and adversely affect any preference, right or power of a VMTP Share of a Series or the Holder thereof unless such matter (i) alters or abolishes any preferential right of such VMTP Share, or (ii) creates, alters or abolishes any right in respect of redemption of such VMTP Share. For the avoidance of doubt, no vote of the holders of Common Shares shall be required to amend, alter or repeal the provisions of this Statement, including any Appendix hereto.

(d)    Voting Rights Set Forth Herein Are Sole Voting Rights. Unless otherwise required by law, the Declaration or this Statement, the Holders of VMTP Shares shall not have any relative rights or preferences or other special rights with respect to voting such VMTP Shares other than those specifically set forth in this Section 2.6; provided, however, that nothing in this Statement shall be deemed to preclude or limit the right of the Fund (to the extent permitted by applicable law) to contractually agree with any Holder or Beneficial Owner of VMTP Shares of any Series that any action or inaction by the Fund shall require the consent or approval of such Holder or Beneficial Owner.

(e)    No Cumulative Voting. The Holders of VMTP Shares shall have no rights to cumulative voting.

(f)    Voting for Trustees Sole Remedy for Fund’s Failure to Declare or Pay Dividends. In the event that the Fund fails to declare or pay any dividends on any Series of VMTP Shares on the Dividend Payment Date therefor, the exclusive remedy of the Holders of the VMTP Shares shall be the right to vote for trustees pursuant to the provisions of this Section 2.6. Nothing in this Section 2.6(f) shall be deemed to affect the obligation of the Fund to accumulate and, if permitted by applicable law, the Declaration and this Statement, pay dividends at the Increased Rate in the circumstances contemplated by Section 2.2(g).

(g)    Holders Entitled to Vote. For purposes of determining any rights of the Holders of VMTP Shares to vote on any matter, whether such right is created by this Statement, by the Declaration, by statute or otherwise, no Holder of VMTP Shares shall be entitled to vote any VMTP Share and no VMTP Share shall be deemed to be “Outstanding” for the purpose of voting or determining the number of shares required to constitute a quorum if, prior to or concurrently with the time of determination of shares entitled to vote or the time of the actual vote on the matter, as the case may be, the requisite Notice of Redemption with respect to such VMTP Share shall have been given in accordance with this Statement and Deposit Securities for the payment of the Redemption Price of such VMTP Share shall have been deposited in trust with the Redemption and Paying Agent for that purpose. No VMTP Share held by the Fund shall have any voting rights or be deemed to be outstanding for voting or for calculating the voting percentage required on any other matter or other purposes.

2.7    Rating Agencies. The Fund shall use commercially reasonable efforts to cause the Rating Agencies to issue long-term credit ratings with respect to each Series of VMTP Shares for so long as such Series is Outstanding. The Fund shall use commercially reasonable efforts to comply with any applicable Rating Agency Guidelines. If a Rating Agency shall cease to rate the securities of tax-exempt closed-end management investment companies generally, the Board of Trustees shall terminate the designation of such Rating Agency as a Rating Agency hereunder. The Board of Trustees may elect to terminate the designation of any Rating Agency as a Rating Agency hereunder with respect to a Series of VMTP Shares so long as either (i) immediately following such termination, there would be at least one Rating Agency with respect to such Series or (ii) it replaces the terminated Rating Agency with another NRSRO and provides notice thereof to the Holders of such Series; provided that such replacement shall not occur unless such replacement Other Rating Agency shall have at the time of such replacement (i) published a rating for the VMTP Shares of such Series and (ii) entered into an agreement with the Fund to continue to publish such rating subject to the Rating Agency’s customary conditions. The Board of Trustees may also elect to designate one or more other NRSROs as Other Rating Agencies hereunder with respect to a Series of VMTP Shares by notice to the Holders of the VMTP Shares. The Rating Agency Guidelines of any Rating Agency may be amended by such Rating Agency without the vote, consent or approval of the Fund, the Board of Trustees or any Holder of Preferred Shares, including any VMTP Shares, or Common Shares.

2.8    Issuance of Additional Preferred Shares. So long as any VMTP Shares are Outstanding, the Fund may, without the vote or consent of the Holders thereof, authorize, establish and create and issue and sell shares of one or more series of Preferred Shares, ranking on a parity with VMTP Shares as to the payment of dividends and the distribution of assets upon dissolution, liquidation or the winding up of the affairs of the Fund, in addition to then Outstanding Series of VMTP Shares, including additional Series of VMTP Shares, and authorize, issue and sell additional shares of any such series of Preferred Shares then outstanding or so established or created, in each case in accordance with applicable law, provided that the Fund shall, immediately after giving effect to the issuance of such Preferred Shares and to its receipt and application of the proceeds thereof, including to the redemption of Preferred Shares with such proceeds, have Asset Coverage (calculated in the same manner as is contemplated by Section 2.4(b)) of at least 225%.

2.9    Status of Redeemed or Repurchased VMTP Shares. VMTP Shares that at any time have been redeemed, exchanged or purchased by the Fund shall, after such redemption, exchange or purchase, have the status of authorized but unissued Preferred Shares.

2.10    Distributions with respect to Taxable Allocations. Whenever a Taxable Allocation is to be paid by the Fund with respect to the VMTP Shares of a Series with respect to any Dividend Period and either the Increased Rate or the Maximum Rate is not in effect during such Dividend Period, the Fund shall comply with one of clause (a), clause (b) or clause (c) of this Section 2.10:

(a)    The Fund may provide notice to the Redemption and Paying Agent prior to the commencement of any Dividend Period for a Series of VMTP Shares of the amount of the Taxable Allocation that will be made in respect of shares of such Series for such Dividend Period (a “Notice of Taxable Allocation”). Such Notice of Taxable Allocation will state the amount of the dividends payable in respect of each VMTP Share of the applicable Series for such Dividend Period that will be treated as a Taxable Allocation and the adjustment to the Dividend Rate for each Rate Period (or portion thereof) included in such Dividend Period that will be required to pay the Additional Amount Payment, or Additional Pennsylvania Amount Payment, as applicable, in respect of the Taxable Allocation paid on such VMTP Share for such Dividend Period. In lieu of adjusting the Dividend Rate, the Fund may make, in addition to and in conjunction with the payment of regular dividends for such Dividend Period, a supplemental distribution in respect of each share of such series for such Dividend Period equal to the Additional Amount Payment or Additional Pennsylvania Amount Payment, as applicable, payable in respect of the Taxable Allocation paid on such share for such Dividend Period. The Fund will use commercially reasonable efforts to effect the distribution of Taxable Allocations in respect of VMTP Shares of each Series as provided in this Section 2.10(a), and shall only effect the distribution of Taxable Allocations as described in Section 2.10(b) and/or Section 2.10(c) if such commercially reasonable efforts do not reasonably permit the Fund to effect the distribution of a Taxable Allocation as contemplated by this Section 2.10(a).

(b)    If the Fund does not provide a Notice of Taxable Allocation as provided in Section 2.10(a) with respect to a Taxable Allocation that is made in respect of VMTP Shares of a Series, the Fund may make one or more supplemental distributions on shares of such Series equal to the amount of such Taxable Allocation. Any such supplemental distribution in respect of VMTP Shares of a Series may be declared and paid on any date, without reference to any regular Dividend Payment Date, to the Holders, or Pennsylvania Holders, as applicable, of shares of such Series as their names appear on the registration books of the Fund on such date, not exceeding fifteen (15) calendar days preceding the payment date of such supplemental distribution, as may be fixed by the Board of Trustees.

(c)    If in connection with a redemption of VMTP Shares, the Fund makes a Taxable Allocation without having either given advance notice thereof pursuant to Section 2.10(a) or made one or more supplemental distributions pursuant to Section 2.10(b), the Fund shall direct the Redemption and Paying Agent to send an Additional Amount Payment or Additional Pennsylvania Amount Payment, as applicable, in respect of such Taxable Allocation to each Holder and each Pennsylvania Holder, as applicable, of such shares at such Person’s address as the same appears or last appeared on the record books of the Fund.

(d)    Except as required by any Purchase Agreement applicable to a particular Series of VMTP Shares, for so long as the applicable provisions of such Purchase Agreement shall be in effect, the Fund shall not be required to pay Additional Amount Payments or Additional Pennsylvania Amount Payments, as applicable, with respect to VMTP Shares of any Series with respect to any net capital gain or other taxable income determined by the Internal Revenue Service to be allocable in a manner different from the manner used by the Fund.

(e)    With respect to each Holder and each Pennsylvania Holder, the Fund shall only be required, pursuant to this Section 2.10 to pay either an Additional Amount Payment or an Additional Pennsylvania Amount Payment, but not both.

(f)    No Additional Pennsylvania Amount Payment as described in this Section 2.10 shall apply or be payable with respect to any VMTP Shares that are being registered and sold pursuant to an effective registration statement under the Securities Act or to any subsequent transfer of such registered VMTP Shares.

2.11    Term Redemption Liquidity Account and Liquidity Requirement.

(a)    On or prior to the Liquidity Account Initial Date with respect to any Series of VMTP Shares, the Fund shall cause the Custodian to segregate, by means of appropriate identification on its books and records or otherwise in accordance with the Custodian’s normal procedures, from the other assets of the Fund (the “Term Redemption Liquidity Account”) Liquidity Account Investments with a Market Value equal to at least one hundred ten percent (110%) of the Term Redemption Amount with respect to such Series. The “Term Redemption Amount” for any Series of VMTP Shares shall be equal to the Redemption Price to be paid on the Term Redemption Date for such Series, based on the number of shares of such Series then Outstanding, assuming for this purpose that the Dividend Rate for such Series in effect at the time of the creation of the Term Redemption Liquidity Account for such Series will be the Dividend Rate in effect for such Series until the Term Redemption Date for such Series. If, on any date after the Liquidity Account Initial Date, the aggregate Market Value of the Liquidity Account Investments included in the Term Redemption Liquidity Account for a Series of VMTP Shares as of the close of business on any Business Day is less than one hundred ten percent (110%) of the Term Redemption Amount with respect to such Series, then the Fund shall cause the Custodian and the Adviser to take all such necessary actions, including segregating additional assets of the Fund as Liquidity Account Investments, so that the aggregate Market Value of the Liquidity Account Investments included in the Term Redemption Liquidity Account for such Series is at least equal to one hundred ten percent (110%) of the Term Redemption Amount with respect to such Series not later than the close of business on the next succeeding Business Day. With respect to assets of the Fund segregated as Liquidity Account

Investments with respect to a Series of VMTP Shares, the Adviser, on behalf of the Fund, shall be entitled to instruct the Custodian on any date to release any Liquidity Account Investments from such segregation and to substitute therefor other Liquidity Account Investments, so long as (i) the assets of the Fund segregated as Liquidity Account Investments at the close of business on such date have a Market Value equal to at least one hundred ten percent (110%) of the Term Redemption Amount with respect to such Series and (ii) the assets of the Fund designated and segregated as Deposit Securities at the close of business on such date have a Market Value equal to at least the Liquidity Requirement (if any) determined in accordance with Section 2.11(b) below with respect to such Series for such date. The Fund shall cause the Custodian not to permit any lien, security interest or encumbrance to be created or permitted to exist on or in respect of any Liquidity Account Investments included in the Term Redemption Liquidity Account for any Series of VMTP Shares, other than liens, security interests or encumbrances arising by operation of law and any lien of the Custodian with respect to the payment of its fees or repayment for its advances.

(b)    The Market Value of the Deposit Securities held in the Term Redemption Liquidity Account for a Series of VMTP Shares, from and after the 15th day of the calendar month (or if such day is not a Business Day, the next succeeding Business Day) that is the number of months preceding the calendar month in which the Term Redemption Date for such Series occurs, in each such case as specified in the table set forth below, shall not be less than the percentage of the Term Redemption Amount for such Series set forth below opposite such number of months (the “Liquidity Requirement”), but in all cases subject to the provisions of Section 2.11(c) below:

Number of Months Preceding Month of Term Redemption Date:	Value of Deposit Securities as Percentage of Term Redemption Amount
5	20%
4	40%
3	60%
2	80%
1	100%

(c)    If the aggregate Market Value of the Deposit Securities included in the Term Redemption Liquidity Account for a Series of VMTP Shares as of the close of business on any Business Day is less than the Liquidity Requirement in respect of such Series for such Business Day, then the Fund shall cause the segregation of additional or substitute Deposit Securities in respect of the Term Redemption Liquidity Account for such Series, so that the aggregate Market Value of the Deposit Securities included in the Term Redemption Liquidity Account for such Series is at least equal to the Liquidity Requirement for such Series not later than the close of business on the next succeeding Business Day.

(d)    The Deposit Securities included in the Term Redemption Liquidity Account for a Series of VMTP Shares may be applied by the Fund, in its discretion, towards payment of the Term Redemption Price for such Series as contemplated by Section 2.5(d). Upon the deposit by the Fund with the Redemption and Paying Agent of Deposit Securities having an initial combined Market Value sufficient to effect the redemption of the VMTP Shares of a Series on the Term Redemption Date for such Series in accordance with Section 2.5(d)(ii), the requirement of the Fund to maintain the Term Redemption Liquidity Account as contemplated by this Section 2.11 shall lapse and be of no further force and effect.

2.12     Global Certificate. All VMTP Shares of any Series Outstanding from time to time shall be represented by one or more global certificates for such Series registered in the name of the Securities Depository or its nominee and no registration of transfer of shares of such Series of VMTP Shares shall be made on the books of the Fund to any Person other than the Securities Depository or its nominee or transferee. The foregoing restriction on registration of transfer shall be conspicuously noted on the face or back of the global certificates. Such global certificates will be deposited with, or on behalf of, The Depository Trust Company and registered in the name of Cede & Co., its nominee. Beneficial interests in the global certificates will be held only through The Depository Trust Company and any of its participants.

2.13    Notice. All notices or communications hereunder, unless otherwise specified in this Statement, shall be sufficiently given if in writing and delivered in person, by telecopier, by Electronic Means or by overnight delivery. Notices delivered pursuant to this Section 2.13 shall be deemed given on the date received.

2.14     Termination. In the event that all VMTP Shares of a Series subject to this Statement have been redeemed in accordance with Section 2.5 or exchanged or otherwise retired, all rights and preferences of the shares of such Series established and designated hereunder shall cease and terminate, and all obligations of the Fund under this Statement with respect to such Series shall terminate.

2.15     Appendices. The designation of each Series of VMTP Shares subject to this Statement shall be set forth in an Appendix to this Statement. The Board of Trustees may, by resolution duly adopted, without shareholder approval (except as otherwise provided by this

Statement or required by applicable law) (1) amend the Appendix to this Statement relating to a Series so as to reflect any amendments to the terms applicable to such Series including an increase in the number of authorized shares of such Series and (2) add additional Series of VMTP Shares by including a new Appendix to this Statement relating to such Series.

2.16     Actions on Other than Business Days. Unless otherwise provided herein, if the date for making any payment, performing any act or exercising any right, in each case as provided for in this Statement, is not a Business Day, such payment shall be made, act performed or right exercised on the next succeeding Business Day, with the same force and effect as if made or done on the nominal date provided therefor, and, with respect to any payment so made, no dividends, interest or other amount shall accrue for the period between such nominal date and the date of payment.

2.17     Modification. To the extent permitted by Section 2.6(c) and any applicable Purchase Agreement, the Board of Trustees, without the vote of the Holders of VMTP Shares, may interpret, supplement or amend the provisions of this Statement or any Appendix hereto to supply any omission, resolve any inconsistency or ambiguity or to cure, correct or supplement any defective or inconsistent provision, including any provision that becomes defective after the date hereof because of impossibility of performance or any provision that is inconsistent with any provision of any other Preferred Shares of the Fund so long as the amendment does not adversely affect the rights and preferences of the VMTP Shares affected thereby.

2.18     Transfers.

(a)    A Beneficial Owner or Holder of any VMTP Shares of any Series may sell, transfer or otherwise dispose of VMTP Shares only in whole shares and only to (1)(i) Persons that such Beneficial Owner or Holder reasonably believes are “qualified institutional buyers” (as defined in Rule 144A under the Securities Act or any successor provision) in accordance with Rule 144A under the Securities Act or any successor provision that are registered closed-end management investment companies, the shares of which are traded on a national securities exchange (“Closed-End Funds”), banks or entities that are 100% direct or indirect subsidiaries of banks’ publicly traded parent holding companies (collectively, “Banks”), insurance companies or registered open-end management investment companies, in each case, pursuant to Rule 144A or another available exemption from registration under the Securities Act, in a manner not involving any public offering within the meaning of Section 4(a)(2) of the Securities Act, (ii) tender option bond trusts or other similar investment vehicles in which all investors are Persons that such Beneficial Owner or Holder reasonably believes are “qualified institutional buyers” (as defined in Rule 144A under the Securities Act or any successor provision) that are Closed-End Funds, Banks, insurance companies, or registered open-end management investment companies, or (iii) other investors with the prior written consent of the Fund and (2) unless the prior written consent of the Fund and the Holder(s) of more than 50% of the Outstanding VMTP Shares is obtained, not an affiliate of the Fund, if such affiliate would, after such sale and transfer, own more than 20% of the Outstanding VMTP Shares. The restrictions on transfer contained in this Section 2.18(a) shall not apply to any VMTP Shares that are being registered and sold pursuant to an effective registration statement under the Securities Act or to any subsequent transfer of such VMTP Shares.

(b)    If at any time the Fund is not furnishing information pursuant to Section 13 or 15(d) of the Exchange Act, in order to preserve the exemption for resales and transfers under Rule 144A, the Fund shall furnish, or cause to be furnished, to holders of VMTP Shares and prospective purchasers of VMTP Shares, upon request, information with respect to the Fund satisfying the requirements of subsection (d)(4) of Rule 144A.

2.19     No Additional Rights. Unless otherwise required by law or the Declaration, the Holders of VMTP Shares shall not have any relative rights or preferences or other special rights with respect to such VMTP Shares other than those specifically set forth in this Statement; provided, however, that nothing in this Statement shall be deemed to preclude or limit the right of the Fund (to the extent permitted by applicable law) to contractually agree with any Holder or Beneficial Owner of VMTP Shares of any Series with regard to any special rights of such Holder or Beneficial Owner with respect to its investment in the Fund.

[Signature Page Begins on the Following Page]

IN WITNESS WHEREOF, Invesco Pennsylvania Value Municipal Income Trust (the “Fund”) has caused this Statement to be signed on May 31, 2019 in its name and on its behalf by duly authorized officers. Said officers of the Fund have executed this Statement as officers and not individually, and the obligations of the Fund set forth in this Statement are not binding upon any such officers, or the trustees of the Fund or shareholders or the Fund, individually, but are binding only upon the assets and property of the Fund.

INVESCO PENNSYLVANIA VALUE
MUNICIPAL INCOME TRUST

By:	/s/ Amanda Roberts
	Name:	Amanda Roberts
	Title:	Assistant Secretary

ATTEST:

/s/ Elizabeth Nelson
Name:	Elizabeth Nelson
Title:	Assistant Secretary

[Signature Page to the Statement of

Preferences of Variable Rate Muni Term Preferred Shares]

APPENDIX A

INVESCO PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

VARIABLE RATE MUNI TERM PREFERRED SHARES, SERIES 2015/6-VPV

Preliminary Statement and Incorporation By Reference

Except as set forth below, this Appendix incorporates by reference the terms set forth with respect to all Series of such Variable Rate Muni Term Preferred Shares in that “Amended and Restated Statement of Preferences of Variable Rate Muni Term Preferred Shares” effective as of May 31, 2019 (the “VMTP Statement”). This Appendix has been adopted by resolution of the Board of Trustees of Invesco Pennsylvania Value Municipal Income Trust. Capitalized terms used herein but not defined herein have the respective meanings therefor set forth in the VMTP Statement.

Section 1.    Designation as to Series.

Variable Rate Muni Term Preferred Shares, Series 2015/6-VPV: A series of One Thousand Three Hundred and Seventy Six (1,376) Preferred Shares classified as Variable Muni Term Preferred Shares is hereby designated as the “Variable Rate MuniTerm Preferred Shares, Series 2015/6-VPV” (the “Series 2015/6 VMTP Shares”). Each share of such Series shall have such preferences, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, in addition to those required by applicable law and those that are expressly set forth in the Declaration and the VMTP Statement (except as the VMTP Statement may be expressly modified by this Appendix), as are set forth in this Appendix A. The Series 2015/6 VMTP Shares shall constitute a separate series of Preferred Shares and of the Variable Rate Muni Term Preferred Shares and each Series 2015/6 VMTP Share shall be identical. The following terms and conditions shall apply solely to the Series 2015/6 VMTP Shares:

Section 2.    Number of Authorized Shares of Series.

The number of authorized shares is One Thousand Three Hundred and Seventy Six (1,376).

Section 3.    Effective Date with respect to Series.

The Effective Date is May 31, 2019.

Section 4.    Liquidation Preference Applicable to Series.

The Liquidation Preference is $100,000.00 per share.

Section 5.    Term Redemption Date Applicable to Series.

Appendix A - Page 1

APPENDIX A

The Term Redemption Date is June 1, 2022, subject to extension pursuant to Section 2.5(a)(ii) of the VMTP Statement.

Section 6.    Dividend Payment Dates Applicable to Series.

The Dividend Payment Dates are the first Business Day of the month next following each Dividend Period, subject to the definition of “Dividend Period” set forth in Section 10 below, as applicable.

Section 7.    Liquidity Account Initial Date Applicable to Series.

The Liquidity Account Initial Date is January 1, 2022 or, if applicable, the date that is six (6) months prior to the Term Redemption Date as extended pursuant to Section 2.5(a)(ii) of the VMTP Statement.

Section 8.    Exceptions to Certain Definitions Applicable to the Series.

The following definitions contained under the heading “Definitions” in the VMTP Statement are hereby amended as follows:

Not applicable.

Section 9.    Non-Call Period Applicable to Series.

The Non-Call Period is the period beginning on the Effective Date and ending at the close of business on May 31, 2020.

Section 10.    Additional Definitions Applicable to the Series.

The following terms shall have the following meanings (with terms defined in the singular having comparable meanings when used in the plural and vice versa), unless the context otherwise requires:

“Dividend Period” means, with respect to the Series 2015/6 VMTP Shares, in the case of the first Dividend Period, the period beginning on June 1, 2019 and ending on and including June 30, 2019 and, for each subsequent Dividend Period, the period beginning on and including the first calendar day of the month following the month in which the previous Dividend Period ended and ending on and including the last calendar day of such month; provided, however, in connection with (a) any voluntary exchange by the Holders or Beneficial Owners thereof of Series 2015/6 VMTP Shares for any new series of Variable Rate Muni Term Preferred Shares or any other securities of the Fund, and (b) any issuance of additional Series 2015/6 VMTP Shares, the Board of Trustees may declare that a Dividend Period shall begin on and include the first calendar day of the month in which such exchange and/or issuance will occur and shall end on but not include the date of such exchange and/or issuance, and in such case, the Dividend Payment Date for such dividend shall be the date of such exchange and/or issuance and provided

Appendix A - Page 2

APPENDIX A

further that, in connection with any reorganization or merger involving the Fund, the Board of Trustees may establish a Dividend Period of less than a month, in which case the Dividend Payment Date for such dividend shall be the first Business Day following the end of such Dividend Period.

“Initial Rate Period” means the period commencing on and including June 1, 2019 and ending on, and including, June 30, 2019.

[Signature Page Begins on the Following Page]

Appendix A - Page 3

IN WITNESS WHEREOF, Invesco Pennsylvania Value Municipal Income Trust (the “Fund”) has caused this Appendix to be signed on May 31, 2019 in its name and on its behalf by duly authorized officers. Said officers of the Fund have executed this Appendix as officers and not individually, and the obligations of the Fund set forth in this Appendix are not binding upon any such officers, or the trustees of the Fund or shareholders of the Fund, individually, but are binding only upon the assets and property of the Fund.

INVESCO PENNSYLVANIA VALUE
MUNICIPAL INCOME TRUST

By:	/s/ Amanda Roberts
	Name:	Amanda Roberts
	Title:	Assistant Secretary

ATTEST:

/s/ Elizabeth Nelson
Name:	Elizabeth Nelson
Title:	Assistant Secretary

[Appendix to the Statement of Preferences of Variable Rate Muni Term Preferred Shares]